Annual Fund Operating Expenses - AB Emerging Markets Multi-Asset Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.51%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.40%)	[1]
Net Expenses (as a percentage of Assets)	1.25%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.51%
Other Expenses (as a percentage of Assets):	0.56%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.42%
Fee Waiver or Reimbursement	(0.42%)	[1]
Net Expenses (as a percentage of Assets)	2.00%
Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.51%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.40%)	[1]
Net Expenses (as a percentage of Assets)	1.00%
Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.51%
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.49%)	[1]
Net Expenses (as a percentage of Assets)	1.00%

[1]
The Adviser has contractually agreed to waive its management fee and/or to bear certain expenses of the Fund through July 31, 2026 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.24%, 1.99%, .99% and .99% of average daily net assets, respectively, for Class A, Class C, Advisor Class and Class I shares (“expense limitations”). In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee. Each of the agreements will remain in effect until July 31, 2026 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, each of the agreements will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.